Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Summary of the option activities
The following table sets forth the share options activities for the six months ended June 30, 2021 and 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate intrinsic value
		US$ per	US$ per	RMB per
		option	option	option	Years	RMB
Outstanding at January 1, 2021	7,409,599	1.32	0.47	3.28	8.89	112,024
Granted	3,659,823	2.21	2.54	16.44	—	—
Forfeited	(122,712)	0.90	0.54	3.69	—	—

Outstanding at June 30, 2021	10,946,710	1.62	1.16	7.68	8.82	99,325

Outstanding at January 1, 2022	13,102,590	1.60	1.10	7.21	8.86	12,335
Granted	2,199,826	0.65	0.35	2.22	—	—
Forfeited	(397,723)	1.32	0.68	4.40	—	—
Exercised	(66,945)	0.30	0.29	2.00	—	—

Outstanding at June 30, 2022	14,837,748	1.47	1.00	6.57	8.44	14,455

Schedule of the assumptions used to estimate the fair value of the options
The assumptions used to estimate the fair value of the share options granted are as follows:

	For the six months ended June 30,
	2021	2022
Risk-free interest rate	1.09%-1.84%	1.79%-3.12%
Dividend yield	0%	0%
Expected volatility range	52.23%-52.70%	55.62%-55.94%
Exercise multiple	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years

Restricted Stock Units (RSUs) [Member]
Schedule Of Share-Based Compensation Expenses
Share-based compensation expenses related to RSUs were
included in:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)

Research and development expenses	—	644	96
Administrative expenses	4,063	1,191	178

	4,063	1,835	274

Share-Based Payment Arrangement, Option [Member]
Schedule Of Share-Based Compensation Expenses
Share-based compensation expenses related to share options were included in:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Research and development expenses	7,737	6,909	1,031
Administrative expenses	15,075	6,854	1,023

	22,812	13,763	2,055